Income Taxes - Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Deductible temporary differences:
Allowance for credit losses		₨ 74,369.3	$ 792.6	₨ 69,769.8
Investments		31,891.6	339.9	235.4
Lease liabilities		41,612.1	443.5	37,099.8
Undistributed policyholders earnings account		40,288.6	429.4	32,960.6
Accrued expenses and other liabilities - Employee benefits		5,278.9	56.3	4,062.2
Borrowings		3,292.5	35.1	10,468.3
Others	[1]	17,767.9	189.2	734.9
Stock-based compensation		17,824.2	190.0	19,009.0
Deferred tax asset		232,325.1	2,476.0	174,340.0
Taxable temporary differences:
ROU asset		41,563.7	443.0	37,087.5
Property and equipment		6,083.3	64.8	5,795.7
Loans		10,553.1	112.5	9,992.1
Intangible assets		301,714.5	3,215.5	306,920.5
Investments		32,347.7	344.7	92,614.8
Liabilities on policies in force		67,929.9	724.0	26,315.8
Others	[2]	4,023.7	42.9	9,438.9
Deferred tax liability		464,215.9	4,947.4	488,165.3
Net deferred tax asset/ (liability)		₨ (231,890.8)	$ (2,471.4)	₨ (313,825.3)

[1]	Others in current year include deferred taxes on outside basis differences related to investments in affiliates amounting to Rs 16,453.9 million
[2]	On the sale of the Bank’s stake in HDBFSL, the deferred tax liability amounting to Rs. 3,375 million recognized in the previous year has been reversed in the fiscal 2026.